Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 item
Segment Information
Number of operating segment	1
Number of geographic segment	1
Furniture
Property and Equipment
Estimated Useful Life	3 years
Equipment
Property and Equipment
Estimated Useful Life	5 years
Software
Property and Equipment
Estimated Useful Life	3 years